Annual Total Returns[BarChart] - NVIT Investor Destinations Capital Appreciation Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.94%)	12.25%	19.49%	5.21%	(0.53%)	7.74%	14.81%	(6.47%)	19.94%	11.62%